Property and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

At December 31, 2024 and June 30, 2025, property and equipment consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Computer and software	50	50
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	664
Accumulated depreciation	(80)	(104)
Property and equipment, net	$584	$560

Property and equipment consisted of the following:

	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Computer and software	47	50
Furniture and fittings	3	11
Leasehold industrial property	535	535
Renovations	46	68
	631	664
Less: Accumulated depreciation	(32)	(80)
Property and equipment, net	599	584